Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

12. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Canada

Under the current Canadian income tax act, the Company’s Canadian subsidiaries, PFAI and PFI, are subject to a combined provincial and federal corporate income tax of 27%.

Hong Kong

Under the Hong Kong two-tiered profits tax rates regime, the first Hong Kong Dollars 2,000,000 of assessable profits of one of the Hong Kong subsidiaries of the Company, which is a qualifying corporation, is taxed at 8.25% and the remaining assessable profits at 16.5%. The profits of other group entities not entitled to the two-tiered profits tax rates regime will continue to be taxed at 16.5%.

Components of income (loss) before income taxes

The components of income (loss) before income taxes were attributable to the following regions:

	December 31, 2025	December 31, 2024
	US$	US$
Cayman Islands	(1,480,161)	(266,511)
Canada	(986,054)	752,158
Hong Kong	672,926	—
Other jurisdictions	(12,219)	—
Total income (loss) before income taxes	(1,805,508)	485,647

Provision for (benefit from) income taxes consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Current
Cayman Islands	—	—
Canada	—	255,772
Hong Kong	143,557	—
Other jurisdictions	—	—
Total current	143,557	255,772

Deferred
Cayman Islands	—	—
Canada	(45,157)	(56,267)
Hong Kong	—	—
Other jurisdictions	—	—
Total deferred	(45,157)	(56,267)

Reconciliation of the differences between statutory tax rate and the effective tax rate

The Company and its subsidiaries operate in several tax jurisdictions. Therefore, the income is subject to various rates of taxation. The income tax expense differed from the amount that would have resulted from applying the Cayman Islands statutory income tax rates to the Company’s pre-tax income is as follows:

December 31, 2024
US$
Income before income tax expenses	485,647
Cayman Islands statutory income tax rate	—%
Income tax calculated at statutory rate	—
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	255,772
Change in deferred income tax liabilities	(56,267)
Total income tax expense	199,505

During the year ended December 31, 2025, the Company adopted ASU 2023-09. As a result of the adoption, the effective income tax rate for the year ended December 31, 2025 from the Cayman Islands statutory income tax rates as follows:

	For the year ended December 31, 2025
	US$	%
Provision for income taxes at Cayman statutory rate	—	0.00%
State and local income taxes, net of federal benefit	—	0.00%
Foreign tax effects:
U.S.
Effect of rates different than statutory	—	0.00%

Canada
Effect of rates different than statutory	(45,157)	2.50%

Hong Kong
Effect of rates different than statutory	143,557	(7.95)%
	98,400	(5.45)%

The Company paid no income taxes and received no income tax refunds during the year ended December 31, 2025. Accordingly, there were no income taxes paid to be disaggregated by federal/national, state, foreign, or individual jurisdictions under ASU 2023-09.

The Company’s deferred tax assets and liabilities are as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Deferred income tax assets (liabilities)
Allowance for current expected credit loss	12,954	24,375
Inventory write-down	11,032	—
Contract liabilities	3,940	—
Non-capital losses available for future period	449,174	—
Property, plant and equipment and intangible assets	(278,290)	(68,242)
Total deferred income tax assets (liabilities)	198,810	(43,867)
Valuation allowance	(198,810)	—
Net deferred income tax liabilities	—	(43,867)

As at December 31, 2025, the Company had US$1,631,239 of non-capital losses in Canada that may be carried forward to reduce taxable income derived in future years (2024: nil). These losses will begin to expire in 2045 if not utilized.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2025 and 2024, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.

The Company files income tax returns in Canada, Hong Kong and China. The tax years that remain subject to examination are generally the years ended December 31, 2022 through December 31, 2025.